Long Term Debt - Schedule of Term Loan Facilities (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Current total	$ 99	$ 86
Non-current total	1,037	1,065
Total	$ 1,136	1,151
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.40%
Current total	$ 64	24
Various
Disclosure of detailed information about borrowings [line items]
Current total	35	62
Non-current total	$ 35	42
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.40%
Non-current total	$ 1,002	$ 1,023